FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	€ 19,549
Lease obligations on right of use assets	668
Convertible debt	9,376
Loans payable	117
Other non-current liabilities	583
Total contractual obligations	€ 30,293
Percentage of appreciation in EURO currency	10.00%
Decrease in earnings before income tax due to appreciation in EURO currency	€ 1,443	€ 1,637
Derivative notional amount	0
2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	19,549
Lease obligations on right of use assets	334
Loans payable	117
Total contractual obligations	20,000
2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	181
Convertible debt	9,376
Other non-current liabilities	2
Total contractual obligations	9,559
2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	153
Other non-current liabilities	2
Total contractual obligations	155
2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other non-current liabilities	4
Total contractual obligations	4
Thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other non-current liabilities	575
Total contractual obligations	€ 575